FAIR VALUE DISCLOSURES, Changes in Fair Value for Financial Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in fair value for financial assets [Abstract]
Equity securities at fair value, net gains (losses)	$ (62)
Trading securities, net gains (losses)		$ 45	$ 262
Loans held for sale, net gains (losses)	413	407	(277)
Capitalized mortgage loan servicing rights, net gains (losses)	(2,323)	(2,744)
Impairment charges recognized [Abstract]
Capitalized mortgage loan servicing rights recoveries			1,000
Collateral dependent loans, carrying amount	3,500	1,900
Collateral dependent loans, valuation allowance	1,500	700
Additional provision for loan losses on impaired loans	1,300	500	200
Other real estate, carrying amount	200	300
Other real estate, valuation allowance	144	123	793	$ 1,692
Other real estate, additional charge	100	100	600
Securities [Member]
Changes in fair value for financial assets [Abstract]
Equity securities at fair value, net gains (losses)	(62)
Trading securities, net gains (losses)		45	262
Mortgage Loans [Member]
Changes in fair value for financial assets [Abstract]
Loans held for sale, net gains (losses)	413	407	$ (277)
Mortgage Loan Servicing, Net [Member]
Changes in fair value for financial assets [Abstract]
Capitalized mortgage loan servicing rights, net gains (losses)	$ (2,323)	$ (2,744)